SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUS


                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                         VARIABLE SEPARATE ACCOUNT
                  Polaris Variable Annuity dated May 1, 2014
                     Polaris Advantage Variable Annuity
                   Polaris Advantage II Variable Annuity
                     Polaris Advisor Variable Annuity
                   Polaris Advisor III Variable Annuity
             Polaris Choice II Variable Annuity dated May 1, 2014
             Polaris Choice III Variable Annuity dated May 1, 2014
                Polaris II Variable Annuity dated May 1, 2014
                     Polaris Platinum Variable Annuity
              Polaris Platinum II Variable Annuity dated May 1, 2014
                      Polaris Protector Variable Annuity

                       VARIABLE ANNUITY ACCOUNT FOUR
              Anchor Advisor Variable Annuity dated May 1, 2014

                      VARIABLE ANNUITY ACCOUNT SEVEN
                Polaris II Asset Manager Variable Annuity
             Polaris Plus Variable Annuity dated May 1, 2014

       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                       FS VARIABLE SEPARATE ACCOUNT
                       FSA Advisor Variable Annuity
                         Polaris Variable Annuity
                    Polaris Advantage Variable Annuity
                   Polaris Advantage II Variable Annuity
                     Polaris Choice Variable Annuity
                  Polaris Choice III Variable Annuity
                      Polaris II Variable Annuity

Effective on or about January 16, 2015, the SunAmerica Series Trust "Total Return Bond Portfolio" changed its name to "SA JPMorgan MFS Core Bond Portfolio," and its investment manager changed from "Pacific Investment Management Company LLC" to "J.P. Morgan Investment Management Inc. and Massachusetts Financial Services Company." Accordingly, all references in the prospectus to the "Total Return Bond Portfolio" and to its manager "Pacific Investment Management Company LLC" are respectively replaced with the "SA JPMorgan MFS Core Bond Portfolio" and the managers "J.P. Morgan Investment Management Inc. and Massachusetts Financial Services Company."

     Underlying Fund   Managed by:                     Trust   Asset Class
     SA JPMorgan MFS   J.P. Morgan Investment          SAST    Bond
     Core Bond         Management Inc. and
     Portfolio         Massachusetts Financial
                       Services Company


Dated:  January 16, 2015

              Please keep this Supplement with your Prospectus